Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Going concern basis [Abstract]
Bank loans or other debt outstanding	$ 0
Cash and cash equivalents	87,131	$ 78,420	$ 96,895	$ 165,955
Marketable securities	75,400	88,700
Other financial assets	$ 41,965	$ 55,615